TrimTabs All Cap U.S. Free-Cash-Flow ETF
Schedule of Investments
April 30, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.8%
Communication Services - 5.5%
Alphabet, Inc. - Class A (a)	1,477	$1,989,076
AT&T, Inc.	28,139	857,395
Facebook, Inc. - Class A (a)	8,475	1,734,917
The Walt Disney Co.	7,656	827,997
		5,409,385
Consumer Discretionary - 13.7%
Alibaba Group Holding Ltd. - ADR (a)	8,888	1,801,331
Amazon.com, Inc. (a)	1,233	3,050,442
Deckers Outdoor Corp. (a)	5,835	868,015
Lululemon Athletica, Inc. (a)	6,967	1,556,985
NIKE, Inc. - Class B	18,074	1,575,691
Starbucks Corp.	22,069	1,693,355
The Home Depot, Inc.	5,451	1,198,293
Yum China Holdings, Inc.	34,859	1,689,267
		13,433,379
Consumer Staples - 10.5%
Brown-Forman Corp. - Class B	16,898	1,051,056
Colgate-Palmolive Co.	13,977	982,164
Costco Wholesale Corp.	4,756	1,441,068
Monster Beverage Corp. (a)	16,420	1,014,920
Sanderson Farms, Inc.	6,620	901,247
The Boston Beer Co., Inc. - Class A (a)	3,285	1,532,485
The Estee Lauder Companies, Inc.	5,458	962,791
The Hershey Co.	6,658	881,719
Walmart, Inc.	12,547	1,525,088
		10,292,538
Energy - 1.6%
Exxon Mobil Corp.	33,339	1,549,263
Financials - 13.2%
Aon PLC	5,778	997,687
Berkshire Hathaway, Inc. - Class B (a)	8,110	1,519,489
JPMorgan Chase & Co.	28,067	2,687,696
MarketAxess Holdings, Inc.	2,966	1,349,560
Moody's Corp.	4,183	1,020,234
Morgan Stanley	20,885	823,495
Morningstar, Inc.	7,131	1,112,151
MSCI, Inc.	3,517	1,150,059
S&P Global, Inc.	3,844	1,125,831
The Progressive Corp.	14,299	1,105,313
		12,891,515
Health Care - 14.8%
Abbott Laboratories	18,923	1,742,619
AbbVie, Inc.	14,088	1,158,034
Edwards Lifesciences Corp. (a)	4,495	977,662
Gilead Sciences, Inc.	17,485	1,468,740
Humana, Inc.	3,390	1,294,370
Illumina, Inc. (a)	3,998	1,275,482
Intuitive Surgical, Inc. (a)	1,055	538,978
Medtronic PLC	11,300	1,103,219
Merck & Co, Inc.	12,274	973,819
Regeneron Pharmaceuticals, Inc. (a)	1,032	542,708
UnitedHealth Group, Inc.	7,028	2,055,479
Zoetis, Inc.	10,189	1,317,540
		14,448,650
Industrials - 6.6%
CoStar Group, Inc. (a)	1,756	1,138,344
Lockheed Martin Corp.	2,766	1,076,140
Old Dominion Freight Line, Inc.	9,156	1,330,275

Rockwell Automation, Inc.	5,604	1,061,846
Trane Technologies PLC	7,716	674,533
Trex Co., Inc. (a)	11,986	1,141,307
		6,422,445
Information Technology - 28.9%
Accenture PLC - Class A	6,364	1,178,549
ANSYS, Inc. (a)	4,770	1,248,929
Apple, Inc.	5,326	1,564,779
Cadence Design Systems, Inc. (a)	17,447	1,415,475
FLIR Systems, Inc.	20,458	887,877
Fortinet, Inc. (a)	13,418	1,445,655
HP, Inc.	61,832	959,014
Intel Corp.	24,860	1,491,103
Jack Henry & Associates, Inc.	6,848	1,119,990
Keysight Technologies, Inc. (a)	10,795	1,044,632
Leidos Holdings, Inc.	10,778	1,064,974
Mastercard, Inc. - Class A	3,879	1,066,609
Maxim Integrated Products, Inc.	17,102	940,268
Microsoft Corp.	13,854	2,482,775
Nice Ltd. - ADR (a)	8,817	1,448,633
NVIDIA Corp.	6,770	1,978,736
Qualys, Inc. (a)	13,183	1,390,016
Teradyne, Inc.	16,523	1,033,349
Texas Instruments, Inc.	9,306	1,080,148
VeriSign, Inc. (a)	5,537	1,159,946
Visa, Inc. - Class A	7,846	1,402,237
Zoom Video Communications, Inc. - Class A (a)	6,618	894,555
		28,298,249
TOTAL COMMON STOCKS (Cost $81,982,744)		92,745,424

EXCHANGE TRADED FUNDS - 1.5%
SPDR S&P MidCap 400 ETF Trust	4,902	1,469,668
EXCHANGE TRADED FUNDS (Cost $1,370,269)		1,469,668

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.160% (b)	3,833,145	3,833,145
TOTAL SHORT-TERM INVESTMENTS (Cost $3,833,145)		3,833,145

Total Investments (Cost $87,186,158) - 100.2%		98,048,237
Liabilities in Excess of Other Assets - (0.2)%		(244,348)
TOTAL NET ASSETS - 100.0%		$97,803,889

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2020.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$92,745,424	$-	$-	$92,745,424
Exchange Traded Funds	1,469,668	-	-	$1,469,668
Short-Term Investments	3,833,145	-	-	$3,833,145
Total Investments in Securities	$98,048,237	$-	$-	$98,048,237

The Fund did not invest in any Level 3 securities during the period.